Subsequent Events	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Subsequent Events
Subsequent Events

Offering Status

As of November 7, 2018, the Company had issued 7,372,224 shares of the Company’s common stock pursuant to the DRP and Follow-On Offering for approximately $70.2 million.

Redemptions

On October 1, 2018, the Company paid approximately $6.7 million at a weighted average price per share of $9.62 related to redemption payables.

Subsequent Events

Status of the Offering
As of March 7, 2018, the Company had issued 4,818,911 and 299,515 shares of the Company’s common stock pursuant to the DRP and follow-on offering, respectively, for approximately $45.6 million and $2.8 million, respectively.
Redemptions
On January 31, 2018, the Company redeemed 217,088 shares of common stock for approximately $2.0 million at a weighted average price per share of $9.09.

Declaration of Distributions

On March 8, 2018, the Company’s board of directors declared cash distributions in the amount of $0.00150684932 per day, subject to adjustments for class-specific expenses, per Class T share, Class S share, Class D share, Class I share, Class A share, Class AA share, and Class AAA on the outstanding shares of common stock payable to stockholders of record at the close of business on each day during the period from April 1, 2018 through June 30, 2018. Such distributions payable to each stockholder of record will be paid on such date after the end of each month during the period as determined by the Company’s Chief Executive Officer.
Performance Distribution
The Company’s Advisor holds a special limited partner interest in the Operating Partnership that entitles it to receive a special distribution from the Operating Partnership equal to 12.5% of the total return, subject to certain limitations, which is paid annually (See Note 10, Related Party Transactions, for additional details). On February 16, 2018, the Company paid in cash approximately $1.2 million and issued approximately $1.2 million in limited partnership units to the Advisor.

Griffin Capital Essential Asset REIT, Inc. [Member]
Subsequent Event [Line Items]
Subsequent Events
Subsequent Events
Offering Status
As of November 7, 2018, the Company had issued 22,100,900 shares of the Company’s common stock pursuant to the DRP Offerings for approximately $226.3 million.
Redemptions
On October 31, 2018, the Company redeemed 681,757 shares of common stock for approximately $6.7 million at a weighted average price per share of $9.76.
Sale of Property
On November 2, 2018, the Company sold the Quad Graphics property located in Loveland, Colorado for total proceeds of $10.7 million, which includes $3.9 million in termination fees, less closing costs and other closing credits. The carrying value of the property on the closing date was approximately $9.9 million.
Determination of Estimated Value Per Share
On October 24, 2018, the Company's board of directors approved an estimated value per share of the Company's common stock of $10.05 based on the estimated value of the Company's assets less the estimated value of the liabilities, or net asset value, divided by the number of shares outstanding on a fully diluted basis, calculated as of June 30, 2018. The Company is providing this estimated value per share to assist broker dealers in connection with their obligations under applicable Financial Industry Regulatory Authority rules with respect to customer account statements. This valuation was performed in accordance with the methodology provided in Practice Guideline 2013-01, Valuations of Publicly Registered Non-Listed REITs, issued by the Institute for Portfolio Alternatives in April 2013, in addition to guidance from the SEC. See the Company's Current Report on Form 8-K filed with the SEC on October 26, 2018 for a description of the methodologies and assumptions used to determine, and the limitations of, the estimated value per share.

Subsequent Events
Offering Status
As of March 7, 2018, the Company had issued 19,135,619 shares of the Company’s common stock pursuant to the DRP Offerings for approximately $196.5 million.
Declaration of Distributions
On March 7, 2018, the Company’s board of directors declared distributions in the amount of $0.001901096 per day per share on the outstanding shares of common stock payable to stockholders of record at the close of business on each day during the period from April 1, 2018 through June 30, 2018. Such distributions payable to each stockholder of record during a month will be paid on such date of the following month as the Company’s Chief Executive Officer may determine.
Charter Filings
On March 8, 2018, the Company filed a Certificate of Correction (the “Certificate of Correction”) to the Company’s Fourth Articles of Amendment and Restatement with the State Department of Assessments and Taxation of Maryland (the “SDAT”). The Certificate of Correction was filed to correct a scrivener’s error in Section 7.1 of the Fourth Articles of Amendment and Restatement.
On March 8, 2018, the Company filed Articles Supplementary with the SDAT to elect to become subject to Section 3-804(c) of the Maryland General Corporation Law with respect to any vacancy of any member of the board of directors that is elected by stockholders.
Amendment to Bylaws
On March 7, 2018, the board of directors amended the Company’s Amended and Restated Bylaws to add new Article XV designating the Circuit Court for Baltimore City, Maryland (or, if that Court does not have jurisdiction, the United States District Court for the District of Maryland, Baltimore Division) as the exclusive forum for certain proceedings relating to the Company, as set forth in the new article.
Amendment to SRP
On March 7, 2018, the board of directors amended the Company’s SRP to clarify which stockholders may participate in the SRP. A description of the SRP, as amended, is included as Exhibit 4.3 to the Company’s Annual Report on Form 10-K for the year ended December 31, 2017 and is incorporated herein by reference.